NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Dec. 31, 2017
Disclosure of Nature of operations and going concern [Abstract]
NATURE OF OPERATIONS AND GOING CONCERN

1.	NATURE OF OPERATIONS AND GOING CONCERN

Tower One Wireless Corp. (formerly Pacific Therapeutics Ltd.) (“Tower One” or the “Company") was incorporated under the laws of the Province of British Columbia, Canada on September 12, 2005. On October 14, 2011, the Company became a reporting issuer in British Columbia and was approved by the Canadian Securities Exchange (“CSE”) and commenced trading on November 16, 2011. The Company’s registered office is located at Suite 605, 815 Hornby Street, Vancouver, BC, Canada V6Z 2E6.

On January 17, 2017, Tower One completed a Share Exchange Agreement (the “Agreement”) with Tower Three SAS (“Tower Three”) and the shareholders of Tower Three. According to the Agreement, Tower One acquired Tower Three by issuing shares which resulted in the shareholders of Tower Three obtaining control of the Company (the “Acquisition”). Accordingly, this transaction was recorded as a reverse acquisition for accounting purposes, with Tower Three being identified as the accounting acquirer. These consolidated financial statements are a continuation of the financial statements of Tower Three while the capital structure is that of the Company. The historical operation assets and liabilities of Tower Three are included in this consolidated financial statements and the comparative figures as at and for the year ended December 31, 2016 and for the period from incorporation on December 30, 2015 to December 31, 2015 are those of Tower Three.

Tower Three was incorporated on December 30, 2015 under the laws of Colombia. Tower Three has secured 4G LTE cellular tower development contracts in Colombia. The Company focuses primarily on building cellular towers in municipalities where there currently is very limited or no cellular coverage. See Note 3.

On March 31, 2017, the Company acquired a 65% ownership interest in Evolution Technology SA ("Evotech"). Evotech is a private company incorporated under the laws of Argentina. Evotech's intended business is to obtain rights and permits for approval of constructing cellular towers in various locations in Argentina. See Note 4.

On October 18, 2017, the Company acquired a 70% ownership interest in Tower Construction & Technical Services, Inc. ("TCTS"). TCTS is a private company incorporated in Florida, USA. See Note 5.

These consolidated financial statements have been prepared on the basis of accounting principles applicable to a going concern, and accordingly, do not purport to give effect to adjustments which may be required should the Company be unable to achieve the objectives above as a going concern. The net realizable value of the Company’s assets may be materially less than the amounts recorded in these consolidated financial statements should the Company be unable to realize its assets and discharge its liabilities in the normal course of business. At December 31, 2017, the Company had an accumulated deficit of $9,896,705 which has been funded primarily by the raising of equity funding and loans. Ongoing operations of the Company are dependent upon the Company’s ability to generate sufficient revenues in the future, receive continued financial support and complete equity financings. These factors raise significant doubt about the Company’s ability to continue as a going concern.